FAIR VALUE MEASUREMENTS (Details)	Dec. 31, 2020 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset held in Trust account	$ 115,002,152
U.S. Treasury Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents held in Trust Account - U.S. Treasury Securities Money Market Fund	115,002,152
U.S. Treasury Securities | Level 1
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents held in Trust Account - U.S. Treasury Securities Money Market Fund	$ 115,002,152